Summary of significant accounting policies	6 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2– Summary of significant accounting policies

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (the “SEC”).

Principles of consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries as of March 31, 2026. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

In the opinion of the Company’s management, the unaudited condensed consolidated financial statements reflect all adjustments, which are normal and recurring in nature, necessary for fair financial statement presentation. The preparation of these unaudited condensed consolidated financial statements and accompanying notes in conformity with U.S. GAAP requires the use of management estimates. These unaudited condensed consolidated financial statements and accompanying notes should be read in conjunction with the Company’s annual consolidated financial statements and accompanying notes included in its Annual Report on Form 20-F for the fiscal year ended September 30, 2025.

Use of estimates and assumptions

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities on the balance sheet date and the reported amounts of revenues and expenses during the reporting periods. Accounting estimates reflected in the Company’s consolidated financial statements include the discount rate used for right-of-use assets and lease liabilities calculation, the useful lives of property and equipment and software, impairment of long-lived assets, impairment of contract fulfilment costs, allowance for credit losses for accounts receivables, contract assets, loans and interests receivable from third parties and other receivables, realizable value of deferred tax assets and uncertain tax position, and other provisions and contingencies.

The Company believes that the estimates utilized in preparing its unaudited condensed consolidated financial statements are reasonable and prudent. Actual results could differ from these estimates. To the extent that there are material differences between these estimates and the actual results, future financial statements will be affected.

Foreign currency translation and transaction

The reporting currency of the Company is the U.S. dollar. The Company’s subsidiaries in China conducts their businesses in the local currency, Renminbi (RMB), as its functional currency. The Company’s subsidiary in Hong Kong conducts its business in the local currency, Hong Kong dollar, as its functional currency. The functional currency of WF and WF Nevada is U.S. dollar. In general, for consolidation purposes, assets and liabilities of the Company’s subsidiaries whose functional currency is not US$ are translated into US$, in accordance with ASC Topic 830-30, “Translation of Financial Statement”, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of foreign subsidiary are recorded as a separate component of accumulated other comprehensive (loss) income with in the statements of shareholders’ equity. Cash flows are also translated at average translation rates for the periods; therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Translation adjustments included in accumulated other comprehensive loss amounted to $235,732 and $224,393 as of March 31, 2026 and September 30, 2025, respectively. The balance sheet amounts, with the exception of shareholders’ equity on March 31, 2026 and September 30, 2025 were translated at 6.8980 RMB and 7.1190 RMB to $1.00, respectively. The shareholders’ equity accounts were stated at their historical rate. The average translation rates applied to statement of income accounts for the six months ended March 31, 2026 and 2025 were 7.0061 RMB and 7.2308 RMB to $1.00, respectively. The exchanges rates used for translation from Hong Kong dollar to USD was 7.8000, a pegged rate determined by the linked exchange rate system in Hong Kong.

Cash

Cash comprises cash at banks and on hand, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use. The Company maintains its bank accounts in the United States, which are insured by Federal Deposit Insurance Corporation (“FDIC”) at a limit of $250,000 per depositor, in Hong Kong, which are eligible for Hong Kong Deposit Protection Scheme (HKD 500,000 per depositor), and in mainland China, which are insured by the People’s Bank of China Financial Stability Department (“FSD”) under Deposit Protection Scheme in accordance with the Deposit Protection Scheme Ordinance, while there is a RMB 500,000 deposit insurance limit for a legal entity’s aggregated balance at each bank, including both principal and interest.

Restricted cash

Restricted cash represents (i) required cash deposits amounted to $300,000 held in the indemnification escrow account in connection with the IPO of the Company with maturity date at 36th month anniversary of the closing of the IPO; and (ii) cash deposits as collateral for letter of guarantee issued by a bank to secure performance-related contingent obligations, such as quality claim deductibles. The Company is required to keep amounts equal to 3%-10% of the total amounts of the contracts to be performed on deposits that are subject to withdrawal restriction with a fixed maturity period of 24 months.

Accounts receivable, net

Accounts receivable includes receivables mainly from customers that represent revenues earned but not yet collected. Accounts receivable, net are initially measured at fair value and subsequently measured at their amortized cost less allowance for expected credit losses.

Contract assets and contract liabilities

Contract assets include amounts due under retainage provisions and revenue recognized in excess of amounts billed.

Retainage receivable represents amounts invoiced to customers where payments have been partially withheld as a form of security until contractual provisions are satisfied. Retainage agreements vary from project to project and balances could be outstanding for up to five years.

Contract assets represent revenue recognized in excess of amounts billed.”

Contract assets have billing term with conditional payment rights that will not be met within twelve months of the reporting date are classified as non-current assets.

Contract liabilities consist of payment received from customers in excess of revenue recognized.

Contract assets and liabilities are reported in a net position on a contract-by-contract basis at the end of each reporting period.

As of March 31, 2026 and September 30, 2025, the contract liabilities balance is classified as current based on the timing of when we expect to complete the tasks required for the recognition of revenue.

Allowance for credit losses

Allowance for credit losses represents management’s best estimate of probable losses inherent in the portfolio. Commencing October 1, 2020, the Company adopted ASC 326, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

Under ASU 2016-13, the Company has exposure to credit losses for financial assets including accounts receivable, contract assets, other receivables and loans and interests receivable from third parties. The Company considered various factors, including nature, historical collection experience, the age of the financial assets, credit quality and specific risk characteristics of its customers, current economic conditions, forecasts of future economic conditions, reversion period, and qualitative and quantitative adjustments to develop an estimate of credit losses. The Company have adopted loss rate method and individual specific valuation method to calculate the credit loss and considered the relevant factors of the historical and future conditions of the Company to make reasonable estimation of the loss rate. For accounts receivable aged less than one year and non-overdue contract assets, the Company uses the loss rate method, which is a combination of historical rate method and adjustment rate method, to estimate the credit loss. For accounts receivable aged over one year, accounts receivable and contract assets with evidence of credit deterioration, and overdue retainage receivable, other receivables and loans and interests receivable from third parties, the Company uses the individual specific valuation method to estimate the credit loss.

Financial assets are presented net of the allowance for credit losses in the Consolidated Balance Sheets. The measurement of the allowance for credit losses is recognized through current expected credit loss expense. Current expected credit loss expense is included as a component of general and administrative expenses in the consolidated statements of operations and comprehensive (loss) income. Write-offs are recorded in the period in which the asset is deemed to be uncollectible. As of March 31, 2026 and September 30, 2025, the allowance for accounts receivable was $761,816 and $618,524, respectively, and the allowance of contract assets was $933,944 and $457,308, respectively.

Inventories

Inventories, primarily consisting of the equipment and materials procured by the Company for direct sale and installation projects, are stated at the lower of cost or net realizable value. The cost of inventories is calculated using the specific identification method. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories. Net realizable value is estimated using selling price in the normal course of business less any costs to complete and sell products.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Useful Life
Properties	30 years
Automobiles	10 years
Leasehold improvement	Over shorter of the lease term and the remining useful life

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operations and comprehensive (loss) income. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible assets, net

Intangible assets are stated at cost, less accumulated amortization and impairment. The Company has obtained a software with the useful life of 5 years. The Company amortizes the cost of the intangible assets over their useful life using the straight-line method. Amortization expense was $13,240 and $12,828 for the six months ended March 31, 2026 and 2025, respectively.

Deferred offering costs

The Company complies with the requirements of FASB ASC Topic 340-10-S99-1, “Other Assets and Deferred Costs – SEC Materials” (“ASC 340-10-S99”) and SEC Staff Accounting Bulletin Topic 5A, “Expenses of Offering”. Deferred offering costs consist of underwriting, legal, accounting and other professional expenses incurred through the balance sheet date that are incremental and directly related to the Proposed Public Offering and that will be charged to shareholders’ equity upon the completion of the Proposed Public Offering. Should the Proposed Public Offering prove to be unsuccessful, or to the extent that a cost will be incurred a second time or will not provide a future benefit, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.

Impairment for long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values.

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The Company’s financial instruments include cash, restricted cash, accounts receivable, loans and interests receivable from third parties, other receivables excluding non-refundable security deposits, and liabilities, accounts payable, other payables and accrued liabilities, bank and third-party loans, amounts due to shareholders, and lease liabilities. The carrying amounts of these financial instruments approximate their fair values due to the short-term nature of these instruments. For lease liabilities, fair value approximates their carrying value at the period/year end as the interest rates used to discount the contracts approximate market rates. The carrying amount of the long-term bank and third-party loan approximates its fair value due to the fact that the related interest rate approximates the interest rates currently offered by financial institutions for similar debt instruments of comparable maturities.

The Company’s warrants issued to the Investors or Representative and its designee during public offering were accounted for at fair value on grant date on a non-recurring basis at level 3. The warrants are not traded in an active market; therefore, the Company estimated the fair value to the warrants using the Black-Scholes pricing model as of the issuance date.

The Company noted no transfers between levels during any of the periods presented. The Company did not have any instruments that were measured at fair value on a recurring nor non-recurring basis as of March 31, 2026 and September 30, 2025.

Revenue recognition

The Company follows the revenue accounting requirements of Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“Accounting Standards Codification (“ASC”) 606”). The core principle underlying the revenue recognition of this ASU allows the Company to recognize revenue that represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This will require the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

To achieve that core principle, the Company applies five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company accounts for a contract with a customer when the contract is committed in writing, the rights of the parties, including payment terms, are identified, the contract has commercial substance and consideration is probable of substantially collection.

Performance obligations satisfied over time

The duration of the Company’s system installation project contracts ranges from one year to three years. Revenue of system installation project contracts are generally recognized based on direct measurements of the value transferred to the customer because of continuous transfer of control to the customer and the Company has the right to bill the customer as costs are incurred. The performance obligation includes the HAVC system, heating system and equipment that the Company sells as well as the continuous system installation to be performed. Typically, revenue is recognized over time using an output method to measure progress. Output method recognizes revenues on the basis of direct measurements of the value to the customer of the goods or services transferred to date relative to the remaining goods or services promised according to the contract milestones. Any expected losses on construction-type contracts in progress are charged to earnings, in total, in the period the losses are identified. Contract costs include all direct equipment, materials and labor costs and those indirect costs related to contract performance, such as indirect labor and supplies.

Part of the Company’s process of identifying whether there is a contract with a customer is to assess whether it is probable that the Company will collect substantially all the consideration to which it will be entitled in exchange for goods or services that will be transferred to the customer. In assessing it is probable that the Company will collect substantially all the consideration, the Company considered the following:

1)	Customary business practice and its knowledge of the customer

The Company procures contracts from large construction companies or government-owned construction companies that are responsible for constructing HAVC or heating systems projects. Historically, the collections from government-owned companies or large construction companies of their accounts receivable for such services did not result in any significant write-down. As a result, the Company believes it will collect substantially all its considerations.

2)	Payment terms

The Company’s contract with the customer has payment terms specified based upon completion of certain conditions. The payment terms usually include, but are not limited to, the following billing stages: 1) signing of the purchase and installation contract, 2) arrival of purchased equipment, 3) equipment acceptance, 4) proportional equipment installation completed, 5) project completion, and 6) expiration of warranty. As the Company’s customers are required to pay the Company at different billing stages over the contract period, as such, the Company believes the progress payments limit the Company’s exposure to credit risk and that the Company would be able to collect substantially all the consideration gradually at different stages.

The installation revenues and sales of HVAC and heating systems are combined and considered as one performance obligation. The promises to transfer the equipment and installation are not separately identifiable, which is evidencing by the fact that the Company provides a significant service of integrating the goods and services into one system for which the customer has contracted. The consideration to which we are entitled on our contracts may include both fixed and variable consideration.

Contracts are often modified to account for changes in contract specifications and requirements. Contract modification is represented by change orders that can either increase or decrease contract value, for which a change in scope has been authorized or acknowledged by our customer. Contract modifications that revise contract terms generally result in recognizing the impact of the revised terms prospectively over the remaining life of the modified contract (i.e., effectively like a new contract).

Furthermore, the system installation projects normally include assurance-type warranties that the Company’s performance is free from material defect and consistent with the specifications of the Company’s contracts, which do not give rise to a separate performance obligation. To the extent the warranty terms provide the customer with an additional service, such as extended maintenance services, such warranty is accounted for as a separate performance obligation even though it is embedded in the system and installation sale contract, which is generally between one to five years after installation.

The Company has no obligations for returns, refund or similar obligations of its system installation projects.

Performance obligations satisfied at a point in time

Revenue from sales of products requires the Company to deliver equipment on a one-time basis or based upon customers’ delivery notice, which is generally one year or less. The sales contracts are with one obligation to perform which is satisfied at a point in time. It is the point in time when the equipment is delivered and accepted by customers. The control of equipment, which include air-conditioners (equipment in HVAC systems) and water heating boilers (equipment in floor heating systems) are transferred to the customers at the point that customers accept the products in accordance with ASC 606-10-25:27 for the following reasons: (1) the customers do not control the products during the shipping process; (2) the customers could not receive and consume the benefits provided by the products until they are accepted by the customer, also the customers do specify certain elements of the products, but there do not create a practical or contractual restriction on the Company’s ability to transfer the products to another customer. The Company is able to redirect the products to another customers at little or no additional cost and therefore it has an alternative use to the Company; (3) the Company does not have an enforceable right to payment for performance completed to date.

In general, the Company controls the products as it has the obligation to (i) fulfill the products delivery and (ii) bear any inventory risk as legal owners. In addition, when establishing the selling prices for delivery of the resale products, the Company has control to set its selling price to ensure it would generate profit for the products delivery arrangements. The Company believes that all these factors indicate that the Company is acting as a principal in this transaction. As a result, revenue from the sales of products is presented on a gross basis.

Revenue is presented in the consolidated statements of operations and comprehensive income net of value added taxes. The Company is not subject to refund of previously paid or delivered amounts, rebates, return after acceptance. Provisions for estimated losses, if any, on uncompleted contracts are recorded in the period in which such losses become probable based on the current contract estimates. Costs of equipment are recorded in the consolidated statements of operations and comprehensive income under the caption “Cost of revenues” upon customer acceptance following delivery of the equipment to the project work site.

Revenue from other services mainly include installation, maintenance and repair services which are outside of the contract of system installation projects or products sales. The duration of the service is usually less than one month. The Company recognizes the revenue from services at the point of time when the service is completed and accepted by the customers. Historically, the revenue from these services has been immaterial.

The Company’s disaggregate revenue streams are summarized and disclosed in Note 15.

The Company has no material incremental costs of obtaining contracts with customers and did not have any amortization expense.

Value added taxes (“VAT”)

Revenue represents the invoiced value of products or service, net of VAT. The VAT is based on gross sales price and VAT rates range from 3% to 13% depending on the type of products sold or services provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company’s subsidiaries in China, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Income taxes

The Company accounts for income taxes in accordance with ASC 740. The current income tax is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. Income tax is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax base, net operating loss carryforwards and credits. In principle, deferred tax liabilities and assets are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that more likely than not they will be realized. Deferred tax is calculated using tax rates that are expected to apply to the period when the deferred assets and liabilities are expected to be reversed or settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also included in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company’s historical tax years will remain open for examination by the local authorities until the statute of limitations has passed.

Other finance costs

Other finance costs represented costs directly attributable to the Company’s loans, including guarantee fees and banking service fees levied by financial institutions. All other finance costs are amortized over the contractual term of the underlying loans via the effective interest method, with the unamortized portion being deducted from the carrying amount of the related loans.

Comprehensive (loss) income

Comprehensive (loss) income consists of two components, net (loss) income and other comprehensive (loss) income. Other comprehensive (loss) income refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive (loss) income consists of a foreign currency translation adjustment resulting from translation of financial statement items denominated in a currency other than the Company’s reporting currency.

(Loss) earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net (loss) income divided by the weighted average ordinary shares outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase earnings per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the six months ended March 31, 2026 and 2025, there were no dilutive shares.

Warrants

Warrants issued by the Company are classified as equity instruments. The proceeds received, or the fair value of the warrants issued as part of equity financing, is recorded within additional paid-in capital upon issuance. Subsequent transactions, including the exercise or expiration of these warrants, are treated as reclassifications between equity accounts and do not result in the recognition of gain or loss in the consolidated statements of operations and comprehensive (loss) income.

Employee benefit

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are government mandated defined contribution plans. The Company is required to contribute to these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expenses for the plans were $76,489 and $62,095 for the six months ended March 31, 2026 and 2025, respectively.

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulated loss. As of March 31, 2026 and September 30, 2025, statutory reserves were $186,225 and $186,225, respectively.

Contingencies

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable, and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Company’s management does not expect any liability from the disposition of such claims and litigation individually or in the aggregate would have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows.

Related party transactions

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the Company’s securities (ii) the Company’s management and or their immediate family, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities. Transactions involving related parties cannot be presumed to be carried out on an arm’s length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Lease

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-02, Leases (Topic 842), which requires lease assets and liabilities to be recorded on the balance sheet. The Company adopted this ASU and related amendments as of October 1, 2020 under the modified retrospective approach and elected to early adopt the following lease policies in conjunction with the adoption of ASU 2016-02: the Company elected to apply the package of practical expedients for existing arrangements entered into prior to October 1, 2020 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

The Company determines whether an arrangement constitutes a lease at inception and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. The Company measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on its incremental borrowing rate, as the rates implicit in its leases are not determinable. The Company’s incremental borrowing rate is the estimated rate the Company would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Company measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Company begins recognizing rent expense when the lessor makes the underlying asset available to the Company. The Company has elected not to recognize right-of-use assets and lease obligations for its short-term leases, which are defined as leases with an initial term of 12 months or less.

Share-Based Awards

The Company accounts for share-based awards issued in exchange for employee and non-employee services under ASC 718, Stock Compensation. Share-based awards issued to non-employees for goods or services are measured at the grant-date fair value of the equity instruments issued. For share-based awards that are not subject to vesting, forfeiture, or future service requirements, the full fair value of the awards is recognized as compensation expense on the issuance date.

Recently issued accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company and has elected to take advantage of the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, that would enhance disclosures for significant segment expenses for all public entities required to report segment information in accordance with ASC 280. ASC 280 requires a public entity to report for each reportable segment a measure of segment profit or loss that its chief operating decision maker (“CODM”) uses to assess segment performance and to make decisions about resource allocations. The amendments in ASU 2023-07 improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more useful financial analyses. Currently, Topic 280 requires that a public entity disclose certain information about its reportable segments. For example, a public entity is required to report a measure of segment profit or loss that the CODM uses to assess segment performance and make decisions about allocating resources. ASC 280 also requires other specified segment items and amounts such as depreciation, amortization and depletion expense to be disclosed under certain circumstances. The amendments in ASU 2023-07 do not change or remove those disclosure requirements. The amendments in ASU 2023-07 also do not change how a public entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. A public entity should apply the amendments in ASU 2023-07 retrospectively to all prior periods presented in the financial statements. The Company adopted ASU 2023-07 in September 2025 and the details of segment reporting is set out in Note 15.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. ASU 2023-09 is intended to enhance the transparency and decision usefulness of income tax disclosures. The amendments in ASU 2023-09 address investor requests for enhanced income tax information primarily through changes to the rate reconciliation and income taxes paid information. Early adoption is permitted. A public entity should apply the amendments in ASU 2023-09 prospectively to all annual periods beginning after December 15, 2024. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2025. The Company will adopt this ASU on October 1, 2026. The Company is currently evaluating the impact of this standard on the unaudited condensed consolidated financial statements and related disclosures, and does not expect the adoption of this guidance to have a material impact on its financial position, results of operations and cash flows.

In November 2024, the FASB issued ASU 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” and issued subsequent amendment within ASU 2025-01. The amendments require disaggregation disclosure for certain expense captions presented on the face of income statement, as well as additional disclosure about selling expenses. This guidance is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the impact of the adoption of this guidance on its disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive (loss) income and statements of cash flows.